Balance Sheet Components - Schedule of Significant Changes in Deferred Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017
Contract With Customer Liability [Abstract]
Beginning balance	$ 102,561	$ 54,152	$ 27,222
Additions through acquisition		859	528
Increases due to invoices issued, excluding amounts recognized as revenue during the period	163,963	96,944	51,862
Revenue recognized that was included in deferred revenue balance at beginning of period	(95,858)	(49,394)	(25,460)
Ending balance	$ 170,666	$ 102,561	$ 54,152